INCOME TAXES (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income before income taxes, as per the statement of operations	$ 38,340	$ 30,169	$ 54,506
Statutory tax rate in Israel	26.50%	26.50%	25.00%
Theoretical tax expense	$ 10,160	$ 7,995	$ 13,627
Reconciliation:
Non-deductible expenses	1,751	267	810
Effect of different tax rates	832	848	813
Effect of “Approved, Beneficiary or Preferred Enterprise” status	(1,700)	0	0
Deferred taxes on current losses (utilization of carry forward losses) and temporary differences for which a valuation allowance was provided, net	1,542	1,032	(183)
Effect of change in Israel tax rates	0	0	(677)
Prior year losses and temporary differences for which deferred taxes were recorded, net	0	0	(1,110)
Uncertain tax position	0	33	(3,560)
Taxes in respect of prior years	(1,151)	193	(638)
Other	(446)	(294)	(354)
Income taxes as per the statement of operations	$ 10,988	$ 10,074	$ 8,728
Effective tax rate - in %	28.70%	33.40%	16.00%